INVESTMENT IN AN AFFILIATED COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other payables and accrued expenses	$ 17,958	$ 15,062
Mail Vision Affiliated Company [Member]
Other payables and accrued expenses	$ 0	$ 492